THERMO OPPORTUNITY FUND, INC.
ANNUAL REPORT
NOVEMBER 30, 1996

THERMO OPPORTUNITY FUND, INC.

312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000

BOARD OF DIRECTORS
Francis S. Branin, Jr.
Blair M. Brewster
Henson L. Jones, Jr.
Hollis S. McLoughlin
Gregory E. Ratte

INVESTMENT ADVISER
Brundage, Story and Rose, LLC
One Broadway
New York, New York  10004

TRANSFER AGENT
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio  45263

SHAREHOLDER SERVICES
Nationwide: (Toll Free) 800-320-2212
Cincinnati: 629-2070

The Thermo Opportunity Fund, Inc.

Thermo Opportunity Fund is a newly organized, non-diversified, closed-end management investment company that invests primarily in securities issued by subsidiaries of Thermo Electron Corporation. The Fund's investment objective is to seek long-term capital appreciation.


Stock


ASE Symbol                             TMF

Market Price
as of 11/30/96                      $13.75

Net Asset Value
as of 11/30/96                      $13.66

Shares Outstanding               1,760,416


pie chart

Portfolio Sectors


Common Stock               63.0%
Convertible Bonds          13.5%
Cash                       20.1%
Private Placements          1.8%
Non-Thermo Common Stocks    1.6%


LETTER TO SHAREHOLDERS                                       JANUARY 13, 1997


Dear Fellow Shareholders:

Let me begin by extending a warm welcome and thanking you for your support as we launched the Thermo Opportunity Fund. After a successful initial public offering on August 6, 1996, the Thermo Opportunity Fund began trading on the American Stock Exchange under the symbol TMF.

Fund Objective

Your Fund seeks to achieve its investment objective of long term growth by investing primarily in securities issued by direct and indirect subsidiaries (the "Subsidiaries") of Thermo Electron Corporation ("Thermo Electron"). These companies provide products and services in six industry segments: Instruments, Alternative Energy Systems, Process Equipment, Bio-Medical Products, Environmental Services, and Advanced Technologies.

Over the past 13 years, Thermo Electron has engaged in a strategy of selling to the public minority interests in operating divisions. This equity "spin-out" strategy has permitted the Subsidiaries to raise low-cost capital and is designed to foster a strong entrepreneurial culture, with management owning stock in their own businesses. Thermo Electron currently has 18 publicly traded and four privately held spin-offs for a total of 22 subsidiaries, three more than when the Fund was launched in August of 1996.

Thermo Opportunity Fund's strategy is to invest 75% or more of its total assets in securities issued by Thermo Electron Subsidiaries including common stock, private placements and securities convertible into common stock, as well as warrants to purchase such securities. The Fund will not invest in common stock of Thermo Electron.

The Fund may also invest in securities issued by companies not affiliated with Thermo Electron which either (i) engage in the same or related industries as Thermo Electron or one or more of the Subsidiaries or (ii) practice a spin-out strategy similar to that practiced by Thermo Electron.

Getting Started

Looking back over our short history, the weakness in the second half of 1996 in small companies in general and in many of the Thermo Electron Subsidiaries in particular, provided us with an extraordinary, if at times disconcerting, opportunity to invest this portfolio. Indeed, taking advantage of this weakness, we implemented our investment strategy at more attractive levels than we originally expected possible, while maintaining a reasonable cash reserve and a significant allocation to defensive convertible bond issues.

As of the writing of this letter, through additional open market purchases and participation in two new private placements we have now invested approximately 90% of your Fund's assets in public and private Thermo Electron Subsidiaries, with just under 3% in non-Thermo Electron companies and a 7% cash position. As we move ahead, our intention is to maintain a reserve for potential new Thermo Electron spin-offs. We also intend to take advantage of the relative strength of the convertible bonds to reallocate capital into direct common stock holdings.

Portfolio Concentration

As of the end of the fiscal year, the five largest holdings in the Thermo Opportunity Fund accounted for 41% of the portfolio and in order were:

              Thermo CardioSystems
              Thermo Optek
              Thermo Ecotek
              Thermo Voltek
              ThermoTrex

Our goal has been to combine some of the fastest growing Thermo Electron Subsidiaries with those which, because of valuation and maturity, should provide a measure of stability to the Fund. Our largest holding, Thermo CardioSystems, has a revolutionary heart assist device which is the product of more than two decades of ground breaking research.

In our Thermo Optek and Thermo Ecotek investments, we have larger, more stable, yet still fast growing companies. In addition, we have the added benefit of a potential spinout from Thermo Optek of its Thermo Vision division sometime in 1997. Thermo Ecotek also has the promise of potentially significant international opportunities and a revolutionary clean coal technology through its investment in KFX Corp.

In Thermo Voltek, we have one of the smallest Thermo Electron Subsidiaries with a strong record of internal growth and with significant acquisition opportunities.

Finally, ThermoTrex is not only the parent of ThermoLase and Trex Medical, two publicly traded companies; it is also the home of the original Thermo Electron R&D laboratories and the potential source of future spin-offs.

Private Placements

As of the end of the fiscal year, the one private placement in the portfolio was an investment in Thermo EuroTech, a European subsidiary of Thermo TerraTech. Subsequent to our year end, we have also invested in two additional private placements.

Our goal is to continue to invest in private placements in Thermo Electron Subsidiaries when possible to provide our shareholders with the opportunity to participate in the growth in companies prior to them becoming public.

The Fund's investment in non-public subsidiaries will be carried at fair market value as approved by your Board of Directors. While there is no certainty as to the timing of an initial public offering of these companies, Thermo Electron has historically used private placements as a first step to taking a company public. Should these companies go public, the market may assign a value to these investments that differs from a private-market value appraisal.

The Structure of Your Fund

Thermo Opportunity Fund is a closed end investment company. As such, the value of your shares, which are traded on the American Stock Exchange, may not exactly reflect the underlying value of the securities in the portfolio.

The best way to judge the progress of the investments in your portfolio is to follow the net asset value of the Fund as published in most national financial newspapers, including the Wall Street Journal, the New York Times and Barron's, amongst others.

Looking Ahead

As we look out into 1997 and beyond, we believe the opportunities for growth in your Fund are very good. Whether in commercializing new technologies, expanding into new markets or consolidating more mature industries, the companies held in your Fund are all focused on accruing shareholder value. In addition, with the possible spin-off of ThermoVision, the announced intention to give Thermedics shareholders a stake in Thermedics Detection, and other potential spin-offs from ThermoTrex and Thermo Electron, the opportunities continue to grow as the Thermo Electron universe of companies expands. Once again, we would like to welcome all shareholders to the Thermo Opportunity Fund and we look forward to a prosperous 1997.

By order of the Board of Directors,

/s/ Gregory E. Ratte
Gregory E. Ratte,
Chairman of the Board


pie chart

THERMO OPPORTUNITY FUND INDUSTRY GROUPS
YEAR ENDED NOV.30, 1996


Instruments                   27.0%
Biomedical Products           20.2%
Cash                          20.1%
Alternative Energy Systems    12.8%
Advanced Technologies          9.6%
Process Equipment              6.6%
Environmental Services         1.9%
Private Placements             1.8%



THE THERMO OPPORTUNITY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996


ASSETS
Investments in securities:
   At amortized cost (original cost $19,937,128)..................................    $    19,937,994
                                                                                      ===============
   At market value (Note 1).......................................................    $    19,210,694
Investments in repurchase agreements (Note 1).....................................          4,888,000
Cash .............................................................................                430
Interest receivable...............................................................             21,358
Organization expenses, net (Note 1)...............................................            170,894
Other assets......................................................................             18,289
                                                                                      ---------------
   TOTAL ASSETS...................................................................         24,309,665
                                                                                      ---------------

LIABILITIES
Payable for securities purchased..................................................            227,613
Payable to affiliates (Note 3)....................................................             15,375
Other accrued expenses and liabilities............................................             18,378
                                                                                      ---------------
   TOTAL LIABILITIES..............................................................            261,366
                                                                                      ---------------

NET ASSETS .......................................................................    $    24,048,299
                                                                                      ===============

Net assets consist of:
Common stock - par value $0.001 per share
   Authorized 16,000,000 shares, Outstanding 1,760,417 shares ....................    $         1,760
Additional paid-in capital........................................................         24,661,271
Accumulated net realized losses from security transactions........................             (7,500)
Undistributed net investment income...............................................            120,068
Net unrealized depreciation on investments........................................           (727,300)
                                                                                      ---------------
Net assets .......................................................................    $    24,048,299
                                                                                      ===============

Net asset value per share (Note 1)................................................    $         13.66
                                                                                      ===============

See accompanying notes to financial statements.



THE THERMO OPPORTUNITY FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 1996(A)


INVESTMENT INCOME
   Interest.......................................................................    $       233,634
                                                                                      ---------------
     TOTAL INVESTMENT INCOME......................................................            233,634
                                                                                      ---------------

EXPENSES
   Investment advisory fees (Note 3)..............................................             58,615
   Professional fees..............................................................             13,500
   Amortization of organization expenses (Note 1).................................             12,200
   Administrative services fees (Note 3)..........................................             11,110
   Trustees' fees and expenses....................................................              7,811
   Insurance expense..............................................................              6,294
   Exchange listing fees..........................................................              3,423
   Postage and supplies...........................................................              1,567
   Custodian fees.................................................................              1,085
   Other expenses.................................................................                 12
                                                                                      ---------------

     TOTAL EXPENSES...............................................................            115,617
   Fees waived by the Adviser (Note 3)............................................             (2,051)
                                                                                      ---------------
     NET EXPENSES.................................................................            113,566
                                                                                      ---------------

NET INVESTMENT INCOME ............................................................            120,068
                                                                                      ---------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions.................................             (7,500)
   Net change in unrealized appreciation/depreciation on investments..............           (727,300)
                                                                                      ---------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ................................           (734,800)
                                                                                      ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................    $      (614,732)
                                                                                      ===============

(A) Represents the period from the initial public offering of shares (August   6, 1996)
    through November 30, 1996.

  See accompanying notes to financial statements.



THE THERMO OPPORTUNITY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED NOVEMBER 30, 1996(A)


FROM OPERATIONS:
   Net investment income.................................................................    $       120,068
   Net realized losses from security transactions........................................             (7,500)
   Net change in unrealized appreciation/depreciation on investments.....................           (727,300)
                                                                                             ---------------
Net decrease in net assets from operations...............................................           (614,732)
                                                                                             ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............................................................                 --
   From net realized gains from security transactions ...................................                 --
                                                                                             ---------------
Decrease in net assets from distributions to shareholders................................                 --
                                                                                             ---------------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.............................................................         24,827,875
   Net asset value of shares issued in reinvestment of distributions to shareholders.....                 --
                                                                                             ---------------
Net increase in net assets from capital share transactions...............................         24,827,875
                                                                                             ---------------

DECREASE IN NET ASSETS RELATED TO OFFERING COSTS (NOTE 1) ...............................           (164,844)
                                                                                             ---------------

NET INCREASE IN NET ASSETS ..............................................................         24,048,299

NET ASSETS:
   Beginning of period...................................................................                 --
                                                                                             ---------------
   End of period.........................................................................    $    24,048,299
                                                                                             ===============

UNDISTRIBUTED NET INVESTMENT INCOME .....................................................    $       120,068
                                                                                             ===============

(A) Represents the period from the initial public offering of shares (August 6, 1996) through November 30, 1996.

  See accompanying notes to financial statements.


THE THERMO OPPORTUNITY FUND, INC.
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                       FROM DATE OF
                                                                                      PUBLIC OFFERING
                                                                                     (AUGUST 6, 1996)
                                                                                          THROUGH
                                                                                       NOVEMBER 30,
                                                                                          1996(A)


Net asset value at beginning of period............................................   $         14.10
                                                                                     ---------------

Income from investment operations:
   Net investment income..........................................................              0.07
   Net realized and unrealized losses on investments..............................            (0.42)
                                                                                     ---------------
Total from investment operations..................................................            (0.35)
                                                                                     ---------------

Less distributions:
   Dividends from net investment income...........................................                --
   Distributions from net realized gains..........................................                --
                                                                                     ---------------
Total distributions...............................................................                --
                                                                                     ---------------

Effect of initial public offering costs...........................................            (0.09)
                                                                                     ---------------

Net asset value at end of period..................................................   $         13.66
                                                                                     ===============

Per share market value at end of period...........................................   $         13.75
                                                                                     ===============

Total investment return based on market value.....................................           (2.48%)
                                                                                     ===============

Total investment return based on net asset value..................................           (3.12%)
                                                                                     ===============

Net assets at end of period (000's)...............................................   $        24,048
                                                                                     ===============

Ratio of expenses to average net assets(B) .......................................             1.53%(C)

Ratio of net investment income to average net assets..............................             1.62%(C)

Portfolio turnover rate...........................................................               12%(C)

Average commission rate...........................................................   $         .0509

(A) No income was earned or expenses incurred from the commencement of operations through the date of public offering.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.56%(B) for the period ended November 30, 1996.
   (Note 3).

(C) Annualized.

  See accompanying notes to financial statements.


THE THERMO OPPORTUNITY FUND, INC.
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996


     SHARES/                                                                             MARKET
    PAR VALUE    COMMON STOCK (66.4%) AND CONVERTIBLE BONDS (13.5%)                       VALUE


                 INSTRUMENTS -- 27.0%
         22,000  Thermo BioAnalysis Corp.*........................................   $     288,750
          3,900  Thermo Instrument Systems, Inc.*.................................         131,625
 $      200,000  Thermo Instrument Systems, Inc., 4.50%, 10/15/03.................         209,000
         32,300  Thermo Optek Corp.*..............................................         391,638
 $    1,700,000  Thermo Optek Corp., 5.00%, 10/15/00..............................       1,768,000
        155,450  Thermo Voltek Corp.*.............................................       1,690,519
         48,000  ThermoQuest Corp.*...............................................         672,000
 $      500,000  ThermoQuest Corp., 5.00%, 8/15/00................................         520,000
         58,000  ThermoSpectra Corp.*.............................................         819,250
                                                                                    --------------
                                                                                     $   6,490,782
                                                                                    --------------
                 BIOMEDICAL PRODUCTS -- 20.2%
         52,200  Thermedics, Inc.*................................................   $   1,089,675
         77,800  Thermo Cardiosystems, Inc.*......................................       2,693,825
         64,600  Trex Medical Corp.*..............................................       1,073,975
                                                                                    --------------
                                                                                     $   4,857,475
                                                                                    --------------
                 ALTERNATIVE ENERGY SYSTEMS -- 12.8%
         61,000  KFX, Inc.*.......................................................   $     388,875
         90,050  Thermo Ecotek Corp.*.............................................       1,418,287
 $      250,000  Thermo Ecotek Corp., 0.00%, 3/15/01..............................         287,500
        109,200  Thermo Power Corp.*..............................................         982,800
                                                                                    --------------
                                                                                     $   3,077,462
                                                                                    --------------
                 ADVANCED TECHNOLOGIES -- 9.6%
         48,900  ThermoTrex Corp.*................................................   $   1,662,600
         35,000  ThermoLase Corp.*................................................         651,875
                                                                                    --------------
                                                                                     $   2,314,475
                                                                                    --------------
                 PROCESS EQUIPMENT -- 6.6%
         87,000  Thermo Fibergen, Inc. Units*.....................................   $   1,087,500
         49,800  Thermo Fibertek, Inc.*...........................................         498,000
                                                                                    --------------
                                                                                     $   1,585,500
                                                                                    --------------
                 ENVIRONMENTAL SERVICES -- 1.9%
 $      500,000  Thermo TerraTech, Inc., 4.625%, 5/1/03...........................   $     460,000
                                                                                    --------------

                 PRIVATE PLACEMENTS -- 1.8%
        100,000  Thermo EuroTech N.V.*............................................   $     425,000
                                                                                    --------------

                 TOTAL COMMON STOCK AND CONVERTIBLE BONDS
                    (Cost $19,937,994) ...........................................   $  19,210,694
                                                                                    --------------



THE THERMO OPPORTUNITY FUND, INC. (CONT'D)


      FACE                                                                               MARKET
     AMOUNT      SHORT TERM INVESTMENTS-- REPURCHASE AGREEMENTS(1)-- 20.3%                VALUE


 $    4,888,000  Fifth Third Bank, 5.00%,dated 11/29/96,due 12/2/96,
                    repurchase proceeds $4,890,037................................   $   4,888,000
                                                                                    --------------
 $    4,888,000  TOTAL REPURCHASE AGREEMENTS .....................................   $   4,888,000
                                                                                    --------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 100.2% ...      24,098,694

                 OTHER ASSETS AND LIABILITIES, NET -- (0.2)% ......................        (50,395)
                                                                                    --------------

                 NET ASSETS-- 100.0% .............................................   $  24,048,299
                                                                                    ==============

* Non-income producing securities.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

  See accompanying notes to financial statements.


THE THERMO OPPORTUNITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996

1.   SIGNIFICANT ACCOUNTING POLICIES

The Thermo Opportunity Fund, Inc. (the "Fund") was organized under Maryland law on May 16, 1996 as a non-diversified, closed-end investment company. The Fund commenced operations on June 19, 1996, when Brundage, Story and Rose, LLC, purchased 6,667 shares at $15.00 per share to provide the Fund with its initial $100,000 of capital. The Fund commenced the public offering of shares on August 6,1996. The Fund is listed on the American Stock Exchange with a symbol of "TMF."

The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in securities issued by direct and indirect subsidiaries of Thermo Electron Corporation ("Thermo Electron"). The Fund may also invest in securities issued by companies not affiliated with Thermo Electron which either (i) engage in the same or related industries as Thermo Electron or one or more of its Subsidiaries or (ii) practice a spin-out strategy similar to that practiced by Thermo Electron.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued weekly (each Friday) and at year end as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities listed on stock exchanges and securities traded in the over-the-counter market are valued at the last sale price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. Corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued at an estimated fair value obtained from an independent pricing service based upon such factors as maturity, coupon, issuer and type of security. If market quotations are not readily available, securities may be valued at fair value as determined in good faith by the Adviser consistent with procedures approved by the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. The Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Fund's custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of the Fund is calculated weekly (each Friday) by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted/amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income for the Fund are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization expenses and offering costs -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years. Expenses related to the offering of shares have been charged against capital.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of November 30, 1996:



Gross unrealized appreciation.................................    $       327,663
Gross unrealized depreciation.................................        (1,059,463)
                                                                  ---------------

Net unrealized depreciation...................................    $     (731,800)
                                                                  ===============

Federal income tax cost.......................................    $    19,942,494
                                                                  ===============


As of November 30, 1996, the Fund had a capital loss carryforward of $3,000 for federal income tax purposes, which expires on November 30, 2004. This capital loss carryforward may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $20,464,628 and $520,000, respectively, during the period ended November 30, 1996.

3.  TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Fund are principals at Brundage, Story and Rose, LLC (the Adviser). Certain officers of the Fund are officers of MGF Service Corp. (MGF), the administrative services agent for the Fund.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of .80% of its average daily net assets.

In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $2,051 of its investment advisory fees during the period ended
November 30, 1996.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of the Administrative Services Agreement between the Fund and MGF, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. MGF calculates the weekly and year end net asset value per share and maintains the financial books and records of the Fund, supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission, and materials for meetings of the Board of Trustees. For the performance of these administrative services, MGF receives a monthly fee based on the Fund's average daily net assets.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of The Thermo Opportunity Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of The Thermo Opportunity Fund, Inc., including the portfolio of investments, as of November 30, 1996, the related statement of operations for the period then ended, and the statement of changes in net assets and the financial highlights for the period indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Thermo Opportunity Fund, Inc. as of November 30, 1996, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for the period indicated thereon, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

Cincinnati, Ohio,
December 30, 1996